PROPERTY AND EQUIPMENT, NET - Interest Expenses (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
PROPERTY AND EQUIPMENT, NET
Total interest costs	¥ 787,007	¥ 518,542
Less: interest costs capitalized	(62,099)	(67,448)
Interest expenses	¥ 724,908	¥ 451,094